ORGANIZATION (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) shares
E-Sun Sky Network [Member] | VIE [Member]
Variable Interest Entity, Financial or Other Support, Amount | $	$ 26,987
Class A Ordinary shares [Member]
Number Of Listed Shares Right To Receive | shares	10